April 30, 2021
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0504

Re:	Guggenheim Strategic Opportunities Fund
Ladies and Gentlemen:
On behalf of Guggenheim Strategic Opportunities Fund (the “Registrant”), attached for filing by means of the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended.  This Form N-14 is being filed in connection with a proposed reorganization in which Guggenheim Strategic Opportunities Fund (the “Acquiring Fund”) will acquire all of the assets of Guggenheim Enhanced Equity Income Fund and Guggenheim Credit Allocation Fund (each, an “Acquired Fund”) in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of each Acquired Fund.

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Please call Julien Bourgeois at Dechert LLP at 202.261.3451 or Allison Fumai at Dechert LLP at 212.698.3526 with any questions or comments regarding this filing or if they may assist you in any way.

Very truly yours,

 /s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Strategic Opportunities Fund